Related party balances and transactions (Tables)	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related party transaction

Name of Related Party	Relationship	Nature of Transaction	September 30, 2024	September 30, 2023

Ke Chen	Principal shareholder, Chief Executive Officer and director of the Company	Shareholder loans	$18,424	$35,685
Ni Jiang	Principal shareholder, chairwoman of the Company	Shareholder loans	38,354	—
Total			$56,778	$35,685

The amounts due to the shareholders were unsecured, interest-free and repayable on demand.

Lease liability- a related party

Name of Related Party	Relationship	Nature of Transaction	September 30,2024	September 30, 2023

Ke Chen	Principal shareholder, Chief Executive Officer and director of the Company	Lease	$75,940	$106,432

Related party transactions

Sales to a related party

Name of Related			For the Fiscal Years Ended September 30,
Party	Relationship	Nature	2024	2023	2022

Sichuan Shanyou Electromechanical Co., LTD	Controlled by Jinshan Yao (one of the Company’s principal shareholders) before July 13, 2023, no longer a related party as of July 13, 2023	Provision of service	$—	$—	$48,757